SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,537,332	$ 4,788,749
Less: accumulated depreciation	(1,425,413)	(950,614)
Property and equipment, net	4,111,919	3,838,135
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,877,172	4,038,431
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	133,298	131,715
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 526,862	$ 618,603